Income tax - Actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate
Income before income taxes	¥ 1,719,015	$ 235,504	¥ 982,093	¥ 180,556
Computed expected tax expense	429,754		245,523	45,139
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	7,189		8,080	1,619
Additional deduction for research and development expenses	(9,472)		(5,249)	(8,714)
Share-based compensation	8,198		40,995	40,798
Tax loss expiration	3,885		30	2,800
Change in valuation allowance	(2,522)		(68)	1,085
Tax rate difference due to different jurisdiction	(6,656)		(1,354)
Tax holiday	(39,445)		(44,557)
Withholding tax on distributable earnings	54,000
Others	1,100		(364)	1,747
Total	¥ 446,031	$ 61,106	¥ 243,036	¥ 84,474